Impairments - Loan credit quality (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
Financial assets.	kr 370,695	kr 323,941
AAA
Disclosure of credit risk exposure
Financial assets.	156,988	145,639
AA+ to A-
Disclosure of credit risk exposure
Financial assets.	109,607	82,780
BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	72,362	24,463
CCC to D
Disclosure of credit risk exposure
Financial assets.	115	96
Gross carrying amount | Loans
Disclosure of credit risk exposure
Financial assets.	273,658	237,381
Gross carrying amount | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	28,382	25,815
Gross carrying amount | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	153,526	133,772
Gross carrying amount | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	63,832	57,290
Gross carrying amount | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	19,059	12,158
Gross carrying amount | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	8,859	8,346
Gross carrying amount | 12-month expected credit losses | Loans
Disclosure of credit risk exposure
Financial assets.	229,902	196,912
Gross carrying amount | 12-month expected credit losses | Loans | AA+ to A-
Disclosure of credit risk exposure
Financial assets.	28,382	25,815
Gross carrying amount | 12-month expected credit losses | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	150,441	131,514
Gross carrying amount | 12-month expected credit losses | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	38,523	32,247
Gross carrying amount | 12-month expected credit losses | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	12,396	6,697
Gross carrying amount | 12-month expected credit losses | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	160	639
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	37,043	38,185
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BBB+ to BBB-
Disclosure of credit risk exposure
Financial assets.	3,085	2,258
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | BB+ to BB-
Disclosure of credit risk exposure
Financial assets.	25,309	25,043
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | B+ to B-
Disclosure of credit risk exposure
Financial assets.	6,663	5,461
Gross carrying amount | Lifetime expected credit losses | Financial instruments not credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	1,986	5,423
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans
Disclosure of credit risk exposure
Financial assets.	6,713	2,284
Gross carrying amount | Lifetime expected credit losses | Financial instruments credit-impaired | Loans | CCC to D
Disclosure of credit risk exposure
Financial assets.	kr 6,713	kr 2,284